Schedule of Loans Payable (Details) (Parenthetical)							6 Months Ended				12 Months Ended
		Apr. 20, 2023 CAD ($) shares	Mar. 13, 2023 USD ($)	Feb. 01, 2023 USD ($)	Nov. 23, 2022 USD ($)	May 25, 2022 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Mar. 13, 2023 TRY (₺)	Nov. 23, 2022 TRY (₺)	May 25, 2022 TRY (₺)
IfrsStatementLineItems [Line Items]
Interest rate		12.00%					35.00%	35.00%	35.00%	35.00%
Loan, maturity date		April 30, 2025
Borrowings							$ 121,445	$ 121,445	$ 121,445	$ 121,445	$ 166,555
Common stock, shares | shares							400,000	400,000	400,000	400,000
Exercise price of warrant									0.24	0.31	7,210,000
Broker warrants [member]
IfrsStatementLineItems [Line Items]
Common stock, shares | shares		1,500,000
Exercise price of warrant		0.50
Unsecured Loan One [member]
IfrsStatementLineItems [Line Items]
Interest rate							10.00%	10.00%	10.00%	10.00%
Loan, maturity date							January and April 1, 2021
Principal payments											$ 1,516
Interest payments											1,113
wrote off remaining balance								12,107
Borrowings	[1]										12,107
Unsecured Loan Two [member]
IfrsStatementLineItems [Line Items]
Interest rate						45.33%	45.33%	45.33%	45.33%	45.33%				45.33%
Loan, maturity date						May 23, 2024
Principal payments								$ 14,979			2,253
Interest payments								10,898			4,213
Principal amount						$ 91,961								₺ 1,500,000
Borrowings	[2]						$ 29,225	$ 29,225	$ 29,225	$ 29,225	56,537
Unsecured Loan Three [member]
IfrsStatementLineItems [Line Items]
Interest rate					3.5944%		3.5944%	3.5944%	3.5944%	3.5944%			3.5944%
Loan, maturity date					November 23, 2023
Principal payments								$ 50,564
Interest payments								4,980
Principal amount					$ 107,356								₺ 2,000,000
Borrowings	[3]						$ 31,944	$ 31,944	$ 31,944	$ 31,944	97,911
Unsecured Loan Four [member]
IfrsStatementLineItems [Line Items]
Interest rate			37.67%				37.70%	37.70%	37.70%	37.70%		37.67%
Loan, maturity date			March 12, 2024
Principal payments								$ 21,619
Interest payments								10,434
Principal amount			$ 105,386									₺ 2,000,000
Borrowings	[4]						$ 60,276	$ 60,276	$ 60,276	$ 60,276
Unsecured Loan Five [member]
IfrsStatementLineItems [Line Items]
Interest rate				1.00%
Loan, maturity date				April 1, 2024
Borrowings				$ 2,200,000
Debt discount				200,000
interest payment on loan				100,000
Exit fee				$ 50,000

[1]	Loans bearing interest accrue at 10% per annum are all unsecured. The loans matured between January and April 1, 2021 and are now due on demand. During the six months ended June 30, 2023, the Company made principal payments of $Nil (2022 - $1,516) and $Nil (2022 - $1,113) in interest payments. During the six months ended June 30, 2023, the Company wrote off the remaining balance of $12,107.
[2]	On May 25, 2022, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺1,500,000 (or approximately US$91,961). The loan matures on May 23, 2024, and bears interest at 45.33% per annum. Principal and accrued interest are paid monthly. During the six months ended June 30, 2023, the Company made $14,979 (2022 - $2,253) in principal payments and $10,898 (2022 - $4,213) in interest payments.
[3]	On November 23, 2022, Garanti Bank extended a short-term loan to Park Place Turkey Limited in the amount of ₺2,000,000 (or approximately US$107,356). The loan matures on November 23, 2023, and bears interest at the Turkish Lira Overnight Reference Rate (“TLREF”) plus 3.5944% per annum. Principal and accrued interest are paid monthly. During the six months ended June 30, 2023, the Company made $50,564 (2022 - $nil) in principal payments and $4,980 (2022 - $nil) in interest payments.
[4]	On March 13, 2023, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺2,000,000 (or approximately US$105,386). The loan matures on March 12, 2024, and bears interest at 37.67% per annum. Principal and accrued interest are paid monthly. During the six months ended June 30, 2023, the Company made $21,619 (2022 - $nil) in principal payments and $10,434 (2022 - $nil) in interest payments.